Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

NOTE 9. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2014	2013
Notes and debentures
	Interest Rates	Maturities[1]
	0.60% – 2.99%	2015 – 2022	$22,127	$18,774
	3.00% – 4.99%	2014 – 2045	31,516	22,327
	5.00% – 6.99%	2014 – 2095	23,260	28,513
	7.00% – 9.10%	2014 – 2097	6,153	6,268
Other			-	1
Fair value of interest rate swaps recorded in debt			125	154
			83,181	76,037
Unamortized (discount) premium - net			(1,549)	(1,553)
Total notes and debentures			81,632	74,484
Capitalized leases			430	283
Total long-term debt, including current maturities			82,062	74,767
Current maturities of long-term debt			(6,051)	(5,477)
Total long-term debt			$76,011	$69,290
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

We had outstanding Euro, British pound sterling, Canadian dollar and Swiss Franc denominated debt of approximately $24,655 and $18,146 at December 31, 2014 and 2013. The weighted-average interest rate of our entire long-term debt portfolio, including the impact of derivatives, decreased from 4.4% at December 31, 2013 to 4.2% at December 31, 2014.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2015. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2014	2013
Current maturities of long-term debt	$6,051	$5,477
Commercial paper	-	20
Bank borrowings[1]	5	1
Total	$6,056	$5,498
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Debt Refinancing

During 2014, we received net proceeds of $15,926 from the issuance of $16,013 in long-term debt in various markets, with an average weighted maturity of approximately 13 years and a weighted average coupon of 2.4%. We redeemed $10,400 in borrowings of various notes with stated rates of 0.875% to 7.75%.

On January 29, 2015, we issued $2,619 of 4.600% global notes due 2045.

As of December 31, 2014 and 2013, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2014, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2015	2016	2017	2018	2019	Thereafter
Debt repayments[1]	$6,482	$5,523	$6,508	$5,800	$6,348	$54,205
Weighted-average interest rate	4.0%	2.1%	2.4%	4.6%	3.7%	4.9%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

We have a $5,000 revolving credit agreement with a syndicate of banks that expires in December 2018 (the “December 2018 Facility”) and a $3,000 revolving credit agreement with a syndicate of banks that expires in December 2017 (the “December 2017 Facility”). In addition, on January 21, 2015, we entered into a $9,155 credit agreement (the “Syndicated Credit Agreement”) containing (i) a $6,286 term loan facility (the “Tranche A Facility”) and (ii) a $2,869 term loan facility (the “Tranche B Facility”), with certain investment and commercial banks and Mizuho Bank, Ltd. (“Mizuho”), as administrative agent. On that date, AT&T also entered into a $2,000 18-month credit agreement (the “18-Month Credit Agreement”) with Mizuho as initial lender and agent.

Revolving Credit Agreements

In the event advances are made under either the December 2018 Facility or the December 2017 Facility, those advances would be used for general corporate purposes. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2014, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

Advances under both agreements would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin; each such advance, a Base Rate Advance); or
  at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such advance, a Eurodollar Rate Advance).

The Applicable Margin for a Eurodollar Rate Advance under both agreements will equal 0.565%, 0.680%, or 0.910% per annum, depending on AT&T's credit rating. The Applicable Margin for a Base Rate Advance under both agreements will be 0%.

Under each agreement, AT&T will pay a facility fee of 0.060%, 0.070% or 0.090% per annum, depending on AT&T's credit rating, of the amount of lender commitments.

Both agreements contain covenants that are customary for an issuer with an investment grade senior debt credit rating. Among other covenants, both agreements provide that AT&T will maintain, as of the last day of each fiscal quarter, a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the agreements) ratio of not more than 3-to-1, for the four quarters then ended.

Events of default under both agreements are customary for facilities of this nature and result in the acceleration or permit the lenders to accelerate, as applicable, required repayment and would increase the Applicable Margin by 2.00% per annum.

The obligations of the lenders under the December 2017 Facility to provide advances will terminate on December 11, 2017, unless prior to that date either: (i) AT&T, and if applicable, a Co-Borrower, reduce to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for two one-year periods beyond the December 11, 2017, termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred. The same provisions apply to the December 2018 Facility except that the applicable date is December 11, 2018.

The Syndicated Credit Agreement

In the event advances are made under the Syndicated Credit Agreement, those advances would be used for general corporate purposes, including acquisition related payments. Amounts borrowed under the Tranche A Facility will be due and payable on the third anniversary of funding. Amounts borrowed under the Tranche B Facility will be subject to amortization from the third anniversary of funding, with twenty-five percent of the aggregate principal amount thereof being payable prior to the fifth anniversary thereof, and all remaining principal amount due and payable on such fifth anniversary. The obligations of the lenders under the Syndicated Credit Agreement to provide advances extend from the effective date of the agreement to a termination date of March 21, 2015, unless prior to that date either: (i) AT&T reduces to $0 the commitments of the lenders under the Syndicated Credit Agreement or (ii) certain events of default occur.

Advances would bear interest, at AT&T's option, either:

  at a variable annual rate equal to: (1) the highest of (a) Mizuho's publicly-announced prime rate, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Syndicated Credit Agreement (Applicable Margin) (each such Advance, a Base Rate Advance); or
  at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).

The Applicable Margin for a Eurodollar Rate Advance under the Tranche A Facility will equal 1.000%, 1.125% or 1.250% per annum depending on AT&T's credit rating. The Applicable Margin for a Base Rate Advance under the Tranche A Facility will be equal to the relevant Applicable Margin for a Eurodollar Rate Advance under the Tranche A Facility minus 1.00%.

The Applicable Margin for a Eurodollar Rate Advance under the Tranche B Facility will equal 1.125%, 1.250% or 1.375% per annum, depending on AT&T's credit rating. The Applicable Margin for a Base Rate Advance under the Tranche B Facility will be equal to the relevant Applicable Margin for a Eurodollar Rate Advance under the Tranche B Facility minus 1.00%.

The Syndicated Credit Agreement contains covenants that are customary for an issuer with an investment grade senior debt credit rating. Among other things, the Syndicated Credit Agreement requires us to maintain a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the Syndicated Credit Agreement) ratio of not more than 3-to-1, as of the last day of each fiscal quarter.

Events of default are customary for an agreement of this nature and result in the acceleration or permit the lenders to accelerate, as applicable, required payment and which would increase the Applicable Margin by 2.00% per annum.

The 18-Month Credit Agreement

As with the Syndicated Credit Agreement, advances under the 18-Month Credit Agreement would be used for general corporate purposes, including acquisition related payments. Amounts borrowed under the 18-Month Credit Agreement will be due and payable on the date that is 18 months after the funding. The obligations of the lender under the 18-Month Credit Agreement to provide advances extend from the effective date of the agreement to a termination date of March 21, 2015, unless prior to that date either: (i) AT&T reduces to $0 the commitment of the lender under the 18-Month Credit Agreement or (ii) certain events of default occur.

Advances would bear interest, at AT&T's option, either:

  at a variable annual rate equal to: (1) the highest of (a) Mizuho's publicly-announced prime rate, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the 18-Month Credit Agreement (Applicable Margin) (each such Advance, a Base Rate Advance); or
  at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).

The Applicable Margin for a Eurodollar Rate Advance under the 18-Month Credit Agreement will equal 0.800%, 0.900% or 1.000% per annum, depending on AT&T's credit rating. The Applicable Margin for a Base Rate Advance under the 18-Month Credit Agreement will be 0%.

In the event that AT&T's unsecured senior long-term debt ratings are split by S&P, Moody's and Fitch, then the Applicable Margin will be determined by the highest rating, unless the lowest of such ratings is more than one level below the highest of such ratings, in which case the pricing will be the rating that is one level above the lowest of such ratings.

The 18-Month Credit Agreement contains affirmative and negative covenants and events of default equivalent to those contained in the Syndicated Credit Agreement.